Commitments and Contingencies	2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2021	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the founder shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriting Agreement

The underwriters are entitled to a deferred underwriting fee of $0.35 per unit, or $12,075,000. The deferred fee will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the founder shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriters Agreement

The underwriters are entitled to a deferred underwriting fee of $0.35 per unit, or $12,075,000. The deferred fee will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement.

Note 6 — Commitments & Contingencies

Registration Rights

The holders of the (i) Founder Shares, which were issued in a private placement prior to the closing of the Proposed Public Offering, (ii) Private Placement Warrants, which will be issued in a private placement simultaneously with the closing of the Proposed Public Offering and the shares of Class A common stock underlying such Private Placement Warrants and (iii) Private Placement Warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. The holders of these securities, having at least $25 million in the aggregate, will collectively be entitled to demand, excluding short form registration demands, that the Company register such securities. The holders of these securities, having at least $25 million in the aggregate, will be entitled to make up to three demands for underwritten offerings, with two such demands reserved explicitly for Engaged Capital LLC (or any of its permitted transferees), excluding short form demands, that we register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company granted the underwriters a 45-day option from the date of this prospectus to purchase up to an additional 4,500,000 units to cover over-allotments, if any.

The underwriters will be entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the Proposed Public Offering, or $6,000,000 (or up to $6,900,000 if the underwriters’ over-allotment is exercised in full). Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Proposed Public Offering upon the completion of the Company’s initial Business Combination.

Note 6 — Commitments & Contingencies (Continued)

Forward Purchase Agreement

Engaged Capital, LLC, a member of the Company’s founder group, has agreed to commit, pursuant to a forward purchase agreement with the Company, to purchase, in a private placement for gross proceeds of $100,000,000 to occur concurrently with the consummation of the Company’s initial business combination, 10,000,000 forward purchase shares at $10.00 per share. Engaged Capital’s commitment is subject to customary closing conditions under the forward purchase agreement. Subject to our consent, Engaged Capital has the right to transfer all or a portion of its rights and obligation to purchase the forward purchase shares to one or more forward transferees, subject to compliance with applicable securities laws. Such forward transferee will be subject to the same terms and conditions under the forward purchase agreement. However, in the event of a default by any forward transferees, Engaged Capital has agreed that it shall be responsible to purchase such defaulted amount. The forward purchase shares will be identical to the shares of the Company’s Class A common stock, except that they will be subject to certain registration rights and transfer restrictions. The funds from the sale of the forward purchase shares will be used as part of the consideration to the sellers in the initial business combination; any excess funds will be used for working capital in the post-transaction company. This commitment is independent of the percentage of stockholders electing to redeem their public shares and provides the Company with a minimum funding level for the initial business combination.